Goodwill, Other Intangibles, and Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill Other Intangibles Property And Equipment Tables [Abstract]
Other Intangible Assets Table [Text Block]

				Weighted Average
		Accumulated	Net Carrying	Amortization
(Dollars in millions)	Cost	Amortization	Value	Period (Years)

2011
Customer relationships	$583	$313	$270	13
Other	127	27	100	12
Total reported in other assets, including other intangibles	710	340	370
Internal-use software reported in property and equipment	1,600	1,054	546	5
Total other intangible assets	$2,310	$1,394	$916

2010
Customer relationships	$587	$277	$310	12
Other	70	22	48	14
Total reported in other assets, including other intangibles	657	299	358
Internal-use software reported in property and equipment	1,379	875	504	5
Total other intangible assets	$2,036	$1,174	$862

Property And Equipment Table [Text Block]

		Accumulated	Net Carrying
(Dollars in millions)	Cost	Amortization	Value

2011
Internal-use software	$1,600	$1,054	$546
Other property and equipment	1,285	807	478
Total property and equipment	$2,885	$1,861	$1,024

2010
Internal-use software	$1,379	$875	$504
Other property and equipment	1,190	782	408
Total property and equipment	$2,569	$1,657	$912

Depreciation And Amortization Table [Text Block]

(Dollars in millions)	2011	2010	2009
Internal-use software	$187	$161	$147
Other property and equipment	117	99	91
Depreciation and amortization of property and equipment	304	260	238
Other intangibles	41	32	30
Total depreciation and amortization	$345	$292	$268